Leases	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Leases
15.	LEASES

(a)	The Company as a Lessee
The Company initially adopted IFRS 16 effective January 1, 2019, whereby the amount recognized as a right-of-use
asset was equal to the present value of the future lease payments due under outstanding leases at January 1, 2019. The right-of-use
assets are being depreciated on a straight-line basis over the remaining term of the underlying lease as there are no options to acquire or otherwise transfer ownership of the underlying asset to the Company at the end of the lease term. Right of use assets consist of the following:

Building, facilities, offices
Balance, January 1, 2019	$—
Adoption of IFRS 16 (Note 4)	5,580
Acquisition (Note 14)	15,734
Additions	936
Disposals	(933)
Depreciation	(841)

Balance, December 31, 2019	$20,476

The lease obligations consists of the following:

	2019	2018
Balance, beginning of the year	$87	$—
Adoption of IFRS 16 (Note 4)	5,810	—
Acquisitions (Note 14)	17,016	86
Additions	936	—
Disposals	(968)	—
Interest	1,157	1
Principal payments	(2,090)	—

Balance, end of the year	$21,948	$—
Less current portion	(972)	—

Long term lease obligations	$20,976	$87

Future minimum lease payments (principal and interest) on the leases is as follows:

December 31, 2019
2020	$3,734
2021	3,805
2022	3,845
2023	3,701
2024	3,507
Thereafter	15,778

Total minimum lease payments	$34,370
Effect of discounting	(12,422)

Present value of minimum lease payments	$21,948
Current portion lease obligations	(972)

Long term lease obligations	$20,976

The Company has
right-of-use
assets and lease liabilities for leased real estate for dispensaries, cultivation facilities and office space. The incremental borrowing rate for the Company at January 1, 2019 and through December 31, 2019 was 10.25%.
Total expenses during the year ended December 31, 2019 relating to short-term leases and low-value
leases totaled $nil and $nil, respectively.

(b)	The Company as a Lessor:
The Company is a landlord for one lease and one sublease for cannabis facilities with two licensed cannabis cultivators in the state of Washington. The Company acquired these leases in the Cannex business combination (Note 14). Th
e
Company owns one of the facilities and leases the other from a third party. The following table summarizes changes in the Company’s lease receivables:

Balance, December 31, 2018 and 2017	$—
Acquired on acquisition (Note 14)	33,192
Interest	4,528
Lease payments received	(4,220)

Balance, December 31, 2019	$33,500
Less current portion	(9,556)

Long term lease receivable	$23,944

Future minimum lease payments receivable (principal and interest) on the leases is as follows:

As at December 31, 2019
2020	$10,966
2021	11,846
2022	12,725
2023	1,575
Thereafter	—

Total minimum lease payments	$37,112
Effect of discounting	(3,612)

Present value of minimum lease payments	$33,500
Current portion lease receivable	(9,556)

Long term lease receivable	$23,944